Expense Example, No Redemption - Delaware Tax-Free Minnesota Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	162	521	904	1,980